Investment in partnership - Assets and Liabilities Recognized (Details) - CAD CAD in Thousands	Dec. 31, 2017	Apr. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Cash	CAD 8,186		CAD 13,666	CAD 32,351
Inventories	4,754		3,437
Prepaid expenses and deposits (note 7)	1,898		1,551
Property, plant and equipment	278,648		256,452
Total Assets	383,644		350,081
Capital lease obligations	37,833		37,338
Long-term debt	70,065		31,266
Total Liabilities	CAD 237,720		191,127
Partnership Interest
Schedule of Equity Method Investments [Line Items]
Undivided ownership interest, percentage	49.00%
Cash		CAD 1,131
Inventories		29
Prepaid expenses and deposits (note 7)		4
Property, plant and equipment		2,581
Total Assets	CAD 4,143	3,745	0
Capital lease obligations		800
Long-term debt		637
Total Liabilities	CAD 2,235	1,437	CAD 0
Investments in joint ventures		CAD 2,308